Supplemental Financial Information - Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 300	$ 323	$ 538
Other comprehensive income (loss)	47	(23)	(215)
Ending balance	347	300	323
Net investment hedge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(185)	(203)
Other comprehensive income (loss)	68	18	(203)
Ending balance	(117)	(185)	(203)
Currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	514	504	525
Other comprehensive income (loss)	(27)	10	(21)
Ending balance	487	514	504
Changes in fair value cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss)	(4)
Ending balance	(4)
Net actuarial gain/(losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(29)	22	13
Other comprehensive income (loss)	10	(51)	9
Ending balance	$ (19)	$ (29)	$ 22